Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2014	Jan. 31, 2015	Jun. 30, 2014
Document and Entity Information [Abstract]
Entity Registrant Name	SHERWIN WILLIAMS CO
Entity Central Index Key	0000089800
Document Type	10-K
Document Period End Date	Dec. 31, 2014
Amendment Flag	false
Document Fiscal Year Focus	2014
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Public Float			$ 20,077,799,869
Entity Common Stock, Shares Outstanding		94,894,689